American Beacon Balanced Fund

Supplement dated October 1, 2021 to the

Prospectus and Summary Prospectus,

each dated February 28, 2021, as previously amended or supplemented

I.	Effective August 31, 2021, Rahul Bapna of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”) no longer serves as a portfolio manager for the American Beacon Balanced Fund (the “Fund”). Accordingly, effective as of August 31, 2021, all references to Mr. Bapna in the Fund’s Prospectus and Summary Prospectus are deleted.

II.	Effective October 31, 2021, Justin Martin and Matthew Routh of Barrow are each added as a Portfolio Manager for the Fund. Accordingly, effective October 31, 2021, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

A.	On page 7 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon Balanced Fund - Portfolio Managers,” the information regarding Barrow is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC	Mark Giambrone Portfolio Manager/Senior Managing Director Since 2015	Deborah A. Petruzzelli Portfolio Manager/Managing Director Since 2003
	Mark C. Luchsinger Portfolio Manager/Senior Managing Director Co-Head of Fixed Income Since 1998	J. Scott McDonald Portfolio Manager/Senior Managing Director Co-Head of Fixed Income Since 1998
	Justin Martin Portfolio Manager/Director Since 2021	Matthew Routh Portfolio Manager/Director Since 2021

B.	On page 62 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - Barrow, Hanley, Mewhinney & Strauss, LLC,” the table with the heading “Balanced Fund” is deleted and replaced with the following:

Name and Title of Portfolio Managers	Length of Service to Fund	Business Experience Past 5 Years
Balanced Fund
J. Scott McDonald Portfolio Manager/Senior Managing Director Co-Head of Fixed Income	Since 1998	Portfolio Manager/Barrow
Mark C. Luchsinger Portfolio Manager/Senior Managing Director Co-Head of Fixed Income	Since 1998	Portfolio Manager/Barrow
Deborah A. Petruzzelli Portfolio Manager/Managing Director	Since 2003	Portfolio Manager/Barrow
Justin Martin Portfolio Manager/Director	Since 2021	Portfolio Manager/Barrow
Matthew Routh Portfolio Manager/Director	Since 2021	Portfolio Manager/Barrow

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American Beacon Balanced Fund

Supplement dated October 1, 2021 to the

Statement of Additional Information, dated February 28, 2021, as previously amended or supplemented

I.	Effective August 31, 2021, Rahul Bapna of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”) no longer serves as a portfolio manager for the American Beacon Balanced Fund (the “Fund”). Accordingly, effective as of August 31, 2021, all references to Mr. Bapna in the Fund’s Statement of Additional Information are deleted.

II.	Effective October 31, 2021, Justin Martin and Matthew Routh of Barrow are each added as a Portfolio Manager for the Fund. Accordingly, effective October 31, 2021, the following changes are made to the Fund’s Statement of Additional Information:

A.	On page 50, under the heading “Portfolio Managers,” the table relating to Barrow is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	5($2.39 bil)	1($248.8 mil)	39($5.9 bil)	1($49.7 mil)	None	None
W. Coleman Hubbard	1($34.4 mil)	2($41.7 mil)	14($974.7 mil)	None	None	None
Mark C. Luchsinger	4($217.7 mil)	2($379.1 mil)	92($10.0 bil)	None	None	1($962.1 mil)
Justin Martin[1]	None	None	None	None	None	None
James S. McClure	1($34.4 mil)	2($41.7 mil)	14($974.7 mil)	None	None	None
J. Scott McDonald	4($217.7 mil)	2($379.1 mil)	94($10.0 bil)	None	None	1($962.1 mil)
Terry L. Pelzel	2($1.23 bil)	1($14.3 mil)	6($870.4 mil)	None	None	None
Deborah A. Petruzzelli	3($206.8 mil)	2($379.1 mil)	56($4.0 bil)	None	None	None
Matthew Routh[1]	None	None	None	None	None	None

1 As of August 31, 2021.

B.	On page 61, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Barrow is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Balanced Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	None	None	None	N/A
W. Coleman Hubbard	N/A	N/A	N/A	None
Mark C. Luchsinger	None	N/A	N/A	N/A
Justin Martin[1]	None	N/A	N/A	N/A
James S. McClure	N/A	N/A	N/A	None
J. Scott McDonald	None	N/A	N/A	N/A
Terry L. Pelzel	N/A	N/A	None	N/A
Deborah A. Petruzzelli	None	N/A	N/A	N/A
Matthew Routh[1]	None	N/A	N/A	N/A

1 As of August 31, 2021.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE